                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-08859


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
         SUPPLEMENT TO THE SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS
                             DATED OCTOBER 24, 2005
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE UNDERLYING FUND EXPENSES IN THE FEE TABLES ON PAGE 6 OF THE PROSPECTUS:

UNDERLYING FUND EXPENSES
------------------------
TOTAL ANNUAL UNDERLYING FUND OPERATING
EXPENSES                                                   MINIMUM       MAXIMUM
(expenses that are deducted from Underlying Funds,
including management fees, other expenses and
12b-1 fees, if applicable)                                   0.88%        1.75%

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 7 OF THE PROSPECTUS IF YOU ELECT SEASONS REWARDS PROGRAM:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.80% (including the optional enhanced death benefit and EstatePlus) and investment in an Underlying Fund with total expenses of 1.75%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
      $1,336              $2,016               $2,810              $4,504

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $318                $971                $1,649              $3,457

(3) If you do not surrender your contract and you elect the optional MarketLock
    (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $436               $1,316               $2,210              $4,504

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 0.88%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
      $1,141              $1,443               $1,872              $2,723

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $231                $712                $1,220              $2,615

(3) If you do not surrender your contract and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $241                $743                $1,272              $2,723

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 8 OF THE PROSPECTUS IF YOU DO NOT SELECT SEASONS REWARDS PROGRAM:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.80% (including the optional enhanced death benefit and EstatePlus) and investment in an Underlying Fund with total expenses of 1.75%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
      $1,127              $1,890               $2,567              $4,416

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $318                $971                $1,649              $3,457

(3) If you do not surrender your contract and you elect the optional MarketLock
    (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $427               $1,290               $2,167              $4,416

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 0.88%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $936               $1,329               $1,647              $2,670

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $231                $712                $1,220              $2,615

(3) If you do not surrender your contract and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $236                $729                $1,247              $2,670


THE THIRD PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.

Date: March 28, 2006

                Please keep this Supplement with your Prospectus.


                                   Page 2 of 2